Debt - Encore Senior Secured Notes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Dec. 31, 2016	Dec. 31, 2011
Debt Instrument [Line Items]
Senior Secured Notes, aggregate amount					$ 75,000,000.0
Senior secured notes	$ 326,029,000			$ 11,320,000
Encore convertible notes	$ 483,500,000			$ 448,500,000
Basis spread over the current Treasury Rate (percent)	0.50%
2011 Senior Secured Notes
Debt Instrument [Line Items]
Senior Secured Notes, aggregate amount					$ 25,000,000.0
Debt instrument, interest rate		7.375%			7.375%
Senior secured notes	$ 1,000,000
2010 Senior Secured Notes
Debt Instrument [Line Items]
Senior Secured Notes, aggregate amount					$ 50,000,000.0
2017 Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate		5.625%
Senior Secured Notes, periodic principal repayment	16,300,000.0
Encore convertible notes	$ 325,000,000		$ 325,000,000.0
Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate	0.00%